Notes to the consolidated financial statements - Grants with government agencies and similar bodies (Details) € in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($)
Notes to the consolidated financial statements
Reversal of provision recognized				€ 25,059
GSK [Member]
Notes to the consolidated financial statements
Compensation consist for set-up activities			€ 20,500
Reimbursement of prepayments			12,000
Coalition for Epidemic Preparedness Innovations
Notes to the consolidated financial statements
Income from release of governmental contract liabilities	€ 2		6
Maximum grant | $						$ 15,300	$ 8,300
Grants received and deferred	307				€ 309
Bill & Melinda Gates Foundation (BMGF)
Notes to the consolidated financial statements
Income from release of governmental contract liabilities	€ 0	$ 1,712	€ 63
Grants received and deferred					€ 1,712